Note 15 - Provision for Reclamation (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	2021	2020
Non-operating sites (1)
Balance, beginning of year	$236,542	$180,404
Reclassification of the Öksüt Mine	—	(2,600)
Changes in estimate	17,934	7,961
Changes in discount rate	11,395	46,593
Accretion	1,623	2,252
Liabilities settled	(470)	(245)
Foreign exchange revaluation	713	2,177
Balance, end of year	$267,737	$236,542

Operating sites (1)
Balance, beginning of year	$115,702	$84,799
Amount derecognized due to loss of control of the Kumtor Mine	(56,451)	—
Reclassification of Öksüt Mine	—	2,600
Changes in estimate	6,591	24,433
Changes in discount rate	3,662	2,007
Accretion	3	1,000
Foreign exchange revaluation	236	863
Balance, end of year	$69,743	$115,702

Current portion of reclamation provision	$6,168	$1,095
Non-current portion of reclamation provision	331,312	351,149
Total provision for reclamation	$337,480	$352,244